Exhibit 99.1

CLNY Trust 2019-IKPR
Commercial Mortgage Pass Through Certificates, Series 2019-IKPR

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Bank of America, N.A.

BofA Securities, Inc.

13 November 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley Bank, N.A. Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036	JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Bank of America, N.A. BofA Securities, Inc. One Bryant Park New York, New York 10036

Re:	CLNY Trust 2019-IKPR (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-IKPR (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Morgan Stanley Capital I Inc. (the “Depositor”) with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular relating to the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

13 November 2019

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity will consist primarily of a two-year componentized floating rate mortgage loan subject to five successive one-year extension options (the “Mortgage Loan”),
b.	The Mortgage Loan is secured primarily by, among other things, first-lien mortgages on the borrowers’ fee simple or leasehold interests in 46 extended stay, limited service and full service hotel properties (each, a “Property” and collectively, the “Properties”) and
c.	The Mortgage Loan has two related floating rate mezzanine loans (collectively, the “Mezzanine Loans”) that will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 7 December 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes to Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 10

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.       First Payment Date and

b.       Maturity Date,

as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       Original Loan Term (mos) and

b.       Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 10

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms, including during any extension periods. Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “IO Term (mos)”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loans (the “Original Amortization Term”),
c.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance”) and
d.	Use the “Mezzanine Loan Original Balance,” as shown on the Final Data File, as:
i.	The aggregate principal balance of the Mezzanine Loans and each Property as of the Reference Date (the “Mezzanine Loan Cut-off Date Balance”) and
ii.	The aggregate principal balance of the Mezzanine Loans as of the “Maturity Date” of the Mezzanine Loans (the “Mezzanine Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mezzanine Loan Original Balance,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mezzanine Loan Cut-off Date Balance,
e.	Mortgage Loan Balloon Balance,
f.	Mezzanine Loan Balloon Balance,
g.	Mortgage Loan Spread and
h.	Mezzanine Loan Spread,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Date Balance,
iii.	Total Debt Balloon Balance and
iv.	Total Debt Spread

of the Total Debt associated with the Mortgage Loan and with respect to items i. and ii. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 10

9.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Total Debt Spread,
d.	Mortgage Loan LIBOR Floor,
e.	Mezzanine Loan LIBOR Floor,
f.	Mortgage Loan LIBOR Rounding Methodology,
g.	Mezzanine Loan LIBOR Rounding Methodology,
h.	Mortgage Loan LIBOR Cap Strike Rate and
i.	Mezzanine Loan LIBOR Cap Strike Rate,

as shown on the Final Data File, and a LIBOR assumption of 1.75000% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Mortgage Loan Interest Rate at Cap,
iii.	Mezzanine Loan Interest Rate,
iv.	Mezzanine Loan Interest Rate at Cap,
v.	Total Debt Interest Rate and
vi.	Total Debt Interest Rate at Cap

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate at Cap and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly IO Payment,
ii.	Mortgage Loan Annual IO Debt Service and
iii.	Mortgage Loan Annual IO Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan, as shown on the Final Data File.

Attachment A Page 5 of 10

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate at Cap,” as shown on the Final Data File, and
c.	365/360.

11.	Using the:
a.	Mezzanine Loan Original Balance,
b.	Mezzanine Loan Interest Rate,
c.	Mezzanine Loan Interest Rate at Cap and
d.	Mezzanine Loan Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly IO Payment,
ii.	Mezzanine Loan Annual IO Payment and
iii.	Mezzanine Loan Annual IO Payment at Cap

of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly IO Payment” of the Mezzanine Loans as 1/12th of the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual IO Payment” of the Mezzanine Loans as twelve (12) times the “Mezzanine Loan Monthly IO Payment” of the Mezzanine Loans, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual IO Payment at Cap” of the Mezzanine Loans as the product of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate at Cap,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 10

12.	Using the:
a.	Mortgage Loan Monthly IO Payment,
b.	Mortgage Loan Annual IO Debt Service,
c.	Mortgage Loan Annual IO Debt Service at Cap,
d.	Mezzanine Loan Monthly IO Payment,
e.	Mezzanine Loan Annual IO Payment and
f.	Mezzanine Loan Annual IO Payment at Cap,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly IO Payment,
ii.	Total Debt Annual IO Debt Service and
iii.	Total Debt Annual IO Debt Service at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Mortgage Loan Annual IO Debt Service,
b.	Mortgage Loan Annual IO Debt Service at Cap,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mortgage Loan Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Rooms,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Mortgage Loan IO NOI DSCR,
ii.	Underwritten Mortgage Loan IO NCF DSCR,
iii.	Underwritten Mortgage Loan IO NOI DSCR at Cap,
iv.	Underwritten Mortgage Loan IO NCF DSCR at Cap,
v.	Cut-off Date Mortgage Loan LTV,
vi.	Maturity Date Mortgage Loan LTV,
vii.	Underwritten Mortgage Loan NOI Debt Yield,
viii.	Underwritten Mortgage Loan NCF Debt Yield,
ix.	Mortgage Loan Per Room and
x.	Appraisal Value Per Room

of the Mortgage Loan and, with respect to Items ix. and x. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. though iv. above to two decimal places and
b.	Round the characteristics listed in v. through viii. above to the nearest 1/10th of one percent.

Attachment A Page 7 of 10

14.	Using the:
a.	Total Debt Annual IO Debt Service,
b.	Total Debt Annual IO Debt Service at Cap,
c.	Total Debt Cut-off Date Balance,
d.	Total Debt Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Rooms,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Total Debt IO NOI DSCR,
ii.	Underwritten Total Debt IO NCF DSCR,
iii.	Underwritten Total Debt IO NOI DSCR at Cap,
iv.	Underwritten Total Debt IO NCF DSCR at Cap,
v.	Cut-off Date Total Debt LTV,
vi.	Maturity Date Total Debt LTV,
vii.	Underwritten Total Debt NOI Debt Yield,
viii.	Underwritten Total Debt NCF Debt Yield and
ix.	Total Debt Per Room

of the Total Debt associated with the Mortgage Loan and, with respect to Item ix. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. though iv. above to two decimal places and
b.	Round the characteristics listed in v. through viii. above to the nearest 1/10th of one percent.

15.	Using the “Mortgage Loan Cut-off Date Balance,” as shown on the Final Data File, we recalculated the “% of Mortgage Loan Cut-off Date Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 10

16.	Using the:
a.	2008 Occupied Room Nights,
b.	2009 Occupied Room Nights,
c.	2010 Occupied Room Nights,
d.	2011 Occupied Room Nights,
e.	2012 Occupied Room Nights,
f.	2013 Occupied Room Nights
g.	2014 Occupied Room Nights,
h.	2015 Occupied Room Nights,
i.	2016 Occupied Room Nights,
j.	2017 Occupied Room Nights,
k.	2018 Occupied Room Nights,
l.	T-12 August 2019 Occupied Room Nights,
m.	Underwritten Occupied Room Nights,
n.	2008 Available Room Nights,
o.	2009 Available Room Nights,
p.	2010 Available Room Nights,
q.	2011 Available Room Nights,
r.	2012 Available Room Nights,
s.	2013 Available Room Nights,
t.	2014 Available Room Nights,
u.	2015 Available Room Nights,
v.	2016 Available Room Nights,
w.	2017 Available Room Nights,
x.	2018 Available Room Nights,
y.	T-12 August 2019 Available Room Nights and
z.	Underwritten Available Room Nights,

as shown on the Final Data File, we recalculated the,

i.	2008 Occupancy,
ii.	2009 Occupancy,
iii.	2010 Occupancy,
iv.	2011 Occupancy,
v.	2012 Occupancy,
vi.	2013 Occupancy,
vii.	2014 Occupancy,
viii.	2015 Occupancy,
ix.	2016 Occupancy,
x.	2017 Occupancy,
xi.	2018 Occupancy,
xii.	T-12 August 2019 Occupancy and
xiii.	Underwritten Occupancy

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 10

17.	Using the:
a.	2008 Average Daily Rate,
b.	2009 Average Daily Rate,
c.	2010 Average Daily Rate,
d.	2011 Average Daily Rate,
e.	2012 Average Daily Rate,
f.	2013 Average Daily Rate,
g.	2014 Average Daily Rate,
h.	2015 Average Daily Rate,
i.	2016 Average Daily Rate,
j.	2017 Average Daily Rate,
k.	2018 Average Daily Rate,
l.	T-12 August 2019 Average Daily Rate,
m.	Underwritten Average Daily Rate,
n.	2008 Occupancy,
o.	2009 Occupancy,
p.	2010 Occupancy,
q.	2011 Occupancy,
r.	2012 Occupancy,
s.	2013 Occupancy,
t.	2014 Occupancy,
u.	2015 Occupancy,
v.	2016 Occupancy,
w.	2017 Occupancy,
x.	2018 Occupancy,
y.	T-12 August 2019 Occupancy,
z.	Underwritten Occupancy and
aa.	Rooms,

as shown on the Final Data File, we recalculated the,

i.	2008 RevPAR,
ii.	2009 RevPAR,
iii.	2010 RevPAR,
iv.	2011 RevPAR,
v.	2012 RevPAR,
vi.	2013 RevPAR,
vii.	2014 RevPAR,
viii.	2015 RevPAR,
ix.	2016 RevPAR,
x.	2017 RevPAR,
xi.	2018 RevPAR,
xii.	T-12 August 2019 RevPAR and
xiii.	Underwritten RevPAR

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 10

18.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Administrative Fee Rate,

as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loans Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Notes	7 November 2019

Mortgage Loan Agreement	7 November 2019

Senior Mezzanine Loan Agreement (see Note 1)	7 November 2019

Junior Mezzanine Loan Agreement (see Note 1)	7 November 2019

Mortgage Loan and Mezzanine Loans Interest Rate Cap Transaction Summary	7 November 2019

Closing Statement	7 November 2019

Non-Consolidation Opinion	7 November 2019

Guaranty Agreements	7 November 2019

Cash Management Agreement	7 November 2019

Deposit Account Control Agreements	7 November 2019

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

USPS Internet Site (www.usps.com)	Not Applicable

Engineering Reports	Various

Seismic Reports	Various

Phase I Environmental Reports	Various

Underwriter’s Summary Report	Not Dated

Insurance Review Report	6 November 2019

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Prior Financing Underwriting Model	Not Dated

Title Policies	Not Dated

Ground Lease Agreement	1 August 1984

Ground Lease Amendment	Various

Franchise Agreements	Various

Franchise Agreement Summaries	Not Dated

Management Agreements	9 June 2014

STR Reports	Various

Historical STR Summary	Not Dated

T-12 June 2019 STR Summary	Not Dated

Notes:

1.	The senior mezzanine loan agreement and junior mezzanine loan agreement Source Documents are referred to collectively as the “Mezzanine Loan Agreements.”

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report or Engineering Report
City (see Note 1)	Appraisal Report or Engineering Report
State (see Note 1)	Appraisal Report or Engineering Report
County	Appraisal Report or USPS Internet Site
Zip Code	Appraisal Report or USPS Internet Site
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Rooms	Underwriter’s Summary Report
Hotel Brand	Appraisal Report
Hotel Flag	Appraisal Report
Franchise or Brand Management Agreement Initial Maturity	Franchise Agreement or Franchise Agreement Summary
Franchise or Brand Management Agreement Renewal Options	Franchise Agreement or Franchise Agreement Summary
Franchise or Brand Management Agreement Fully Extended Maturity	Franchise Agreement or Franchise Agreement Summary

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Appraisal Date	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Environmental Phase I Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report
Seismic Zone 3 or 4 (Y/N)	Engineering Report
Seismic Report Date (see Note 2)	Seismic Report
PML % (see Note 2)	Seismic Report
Terrorism Insurance	Insurance Review Report
Windstorm Insurance	Insurance Review Report
Earthquake Insurance	Insurance Review Report
Flood Insurance	Insurance Review Report

Exhibit 2 to Attachment A Page 2 of 8

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2008 Total Revenue	Prior Financing Underwriting Model
2009 Total Revenue	Prior Financing Underwriting Model
2010 Total Revenue	Prior Financing Underwriting Model
2011 Total Revenue	Prior Financing Underwriting Model
2012 Total Revenue	Prior Financing Underwriting Model
2013 Total Revenue	Prior Financing Underwriting Model
2014 Total Revenue	Prior Financing Underwriting Model
2015 Total Revenue	Prior Financing Underwriting Model
2016 Total Revenue	Underwriter’s Summary Report
2017 Total Revenue	Underwriter’s Summary Report
2018 Total Revenue	Underwriter’s Summary Report
T-12 August 2019 Total Revenue	Underwriter’s Summary Report
Underwritten Total Revenue	Underwriter’s Summary Report
2008 Total Expenses	Prior Financing Underwriting Model
2009 Total Expenses	Prior Financing Underwriting Model
2010 Total Expenses	Prior Financing Underwriting Model
2011 Total Expenses	Prior Financing Underwriting Model
2012 Total Expenses	Prior Financing Underwriting Model
2013 Total Expenses	Prior Financing Underwriting Model
2014 Total Expenses	Prior Financing Underwriting Model
2015 Total Expenses	Prior Financing Underwriting Model
2016 Total Expenses	Underwriter’s Summary Report
2017 Total Expenses	Underwriter’s Summary Report
2018 Total Expenses	Underwriter’s Summary Report
T-12 August 2019 Total Expenses	Underwriter’s Summary Report
Underwritten Total Expenses	Underwriter’s Summary Report
2008 NOI	Prior Financing Underwriting Model
2009 NOI	Prior Financing Underwriting Model
2010 NOI	Prior Financing Underwriting Model
2011 NOI	Prior Financing Underwriting Model
2012 NOI	Prior Financing Underwriting Model
2013 NOI	Prior Financing Underwriting Model
2014 NOI	Prior Financing Underwriting Model
2015 NOI	Prior Financing Underwriting Model
2016 NOI	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
T-12 August 2019 NOI	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 8

Underwriting Information: (continued)

Characteristic	Source Document(s)

2008 NCF	Prior Financing Underwriting Model
2009 NCF	Prior Financing Underwriting Model
2010 NCF	Prior Financing Underwriting Model
2011 NCF	Prior Financing Underwriting Model
2012 NCF	Prior Financing Underwriting Model
2013 NCF	Prior Financing Underwriting Model
2014 NCF	Prior Financing Underwriting Model
2015 NCF	Prior Financing Underwriting Model
2016 NCF	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
2018 NCF	Underwriter’s Summary Report
T-12 August 2019 NCF	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report
2008 Occupied Room Nights	Prior Financing Underwriting Model
2009 Occupied Room Nights	Prior Financing Underwriting Model
2010 Occupied Room Nights	Prior Financing Underwriting Model
2011 Occupied Room Nights	Prior Financing Underwriting Model
2012 Occupied Room Nights	Prior Financing Underwriting Model
2013 Occupied Room Nights	Prior Financing Underwriting Model
2014 Occupied Room Nights	Prior Financing Underwriting Model
2015 Occupied Room Nights	Prior Financing Underwriting Model
2016 Occupied Room Nights	Underwriter’s Summary Report
2017 Occupied Room Nights	Underwriter’s Summary Report
2018 Occupied Room Nights	Underwriter’s Summary Report
T-12 August 2019 Occupied Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
2008 Available Room Nights	Prior Financing Underwriting Model
2009 Available Room Nights	Prior Financing Underwriting Model
2010 Available Room Nights	Prior Financing Underwriting Model
2011 Available Room Nights	Prior Financing Underwriting Model
2012 Available Room Nights	Prior Financing Underwriting Model
2013 Available Room Nights	Prior Financing Underwriting Model
2014 Available Room Nights	Prior Financing Underwriting Model
2015 Available Room Nights	Prior Financing Underwriting Model
2016 Available Room Nights	Underwriter’s Summary Report
2017 Available Room Nights	Underwriter’s Summary Report
2018 Available Room Nights	Underwriter’s Summary Report
T-12 August 2019 Available Room Nights	Underwriter’s Summary Report
Underwritten Available Room Nights	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 8

Hotel Operating Information:

Characteristic	Source Document(s)

2008 Average Daily Rate (see Note 4)	Prior Financing Underwriting Model
2009 Average Daily Rate (see Note 4)	Prior Financing Underwriting Model
2010 Average Daily Rate (see Note 4)	Prior Financing Underwriting Model
2011 Average Daily Rate (see Note 4)	Prior Financing Underwriting Model
2012 Average Daily Rate (see Note 4)	Prior Financing Underwriting Model
2013 Average Daily Rate (see Note 4)	Prior Financing Underwriting Model
2014 Average Daily Rate (see Note 4)	Prior Financing Underwriting Model
2015 Average Daily Rate (see Note 4)	Prior Financing Underwriting Model
2016 Average Daily Rate (see Note 4)	Underwriter’s Summary Report
2017 Average Daily Rate (see Note 4)	Underwriter’s Summary Report
2018 Average Daily Rate (see Note 4)	Underwriter’s Summary Report
T-12 August 2019 Average Daily Rate (see Note 4)	Underwriter’s Summary Report
Underwritten Average Daily Rate (see Note 4)	Underwriter’s Summary Report
2014 Occupancy Penetration Index	Historical STR Summary
2015 Occupancy Penetration Index	Historical STR Summary
2016 Occupancy Penetration Index	Historical STR Summary
2017 Occupancy Penetration Index	Historical STR Summary
2018 Occupancy Penetration Index	Historical STR Summary
T-12 June 2019 Occupancy Penetration Index	T-12 June 2019 STR Summary
2014 ADR Penetration Index	Historical STR Summary
2015 ADR Penetration Index	Historical STR Summary
2016 ADR Penetration Index	Historical STR Summary
2017 ADR Penetration Index	Historical STR Summary
2018 ADR Penetration Index	Historical STR Summary
T-12 June 2019 ADR Penetration Index	T-12 June 2019 STR Summary
2014 RevPAR Penetration Index	Historical STR Summary
2015 RevPAR Penetration Index	Historical STR Summary
2016 RevPAR Penetration Index	Historical STR Summary
2017 RevPAR Penetration Index	Historical STR Summary
2018 RevPAR Penetration Index	Historical STR Summary
T-12 June 2019 RevPAR Penetration Index	T-12 June 2019 STR Summary

Exhibit 2 to Attachment A Page 5 of 8

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow – Initial	Mortgage Loan Agreement
Real Estate Tax Escrow – Ongoing	Mortgage Loan Agreement
Real Estate Tax Escrow – Springing Condition	Mortgage Loan Agreement
Insurance Escrow – Initial	Mortgage Loan Agreement
Insurance Escrow – Ongoing	Mortgage Loan Agreement
Insurance Escrow – Springing Condition	Mortgage Loan Agreement
Replacement Reserve Escrow – Initial	Mortgage Loan Agreement
Replacement Reserve Escrow – Ongoing	Mortgage Loan Agreement
Replacement Reserve Escrow – Springing Condition	Mortgage Loan Agreement
Immediate Repairs Escrow – Initial	Mortgage Loan Agreement
Other Escrow Required	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement
Other Escrow Initial	Mortgage Loan Agreement
Other Escrow – Ongoing	Mortgage Loan Agreement
Other Escrow – Springing Condition	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Borrower	Mortgage Loan Agreement
Mortgage Loan Original Balance	Mortgage Loan Agreement
First Payment Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Payment Due Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Grace Period (Late Fee) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Grace Period (Default) (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Amortization Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Start Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Interest Accrual End Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Mortgage Loan LIBOR Rounding Methodology	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 6 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Loan Interest Rate Adjustment Frequency	Mortgage Loan Agreement
Mortgage Loan Spread	Mortgage Loan Agreement
Mortgage Loan LIBOR Floor	Mortgage Loan Agreement
Mortgage Loan LIBOR Cap Strike Rate	Mortgage Loan and Mezzanine Loans Interest Rate Cap Transaction Summary
Mortgage Loan LIBOR Cap Expiration Date	Mortgage Loan and Mezzanine Loans Interest Rate Cap Transaction Summary
Mortgage Loan LIBOR Cap Provider	Mortgage Loan and Mezzanine Loans Interest Rate Cap Transaction Summary
Mortgage Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Options (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Extension Option Description (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Fully Extended Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreements
Open Period Begin Date (see Note 10)	Mortgage Loan Agreement
Prepay Description (see Note 10)	Mortgage Loan Agreement
Partial Release (Y/N)	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Lockbox (see Note 6)	Mortgage Loan Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement
Cash Management Springing Condition	Mortgage Loan Agreement
Carve-Out Guarantor(s)	Mortgage Loan Agreement
Non-Consolidation Opinion	Non-Consolidation Opinion
SPE	Mortgage Loan Agreement
Independent Director	Mortgage Loan Agreement
Loan Purpose	Closing Statement
Title Type	Title Policy
Ground Lessor	Ground Lease Agreement
Ground Lease Expiration Date	Ground Lease Agreement
Future Debt Permitted (Y/N)	Mortgage Loan Agreement
Mezzanine Loan Original Balance (see Note 8)	Mezzanine Loan Agreements
Mezzanine Loan Interest Accrual Method	Mezzanine Loan Agreements
Mezzanine Loan Origination Date	Mezzanine Loan Agreements
Mezzanine Loan LIBOR Rounding Methodology	Mezzanine Loan Agreements

Exhibit 2 to Attachment A Page 7 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Mezzanine Loan Interest Rate Adjustment Frequency	Mezzanine Loan Agreements
Mezzanine Loan Spread (see Note 9)	Mezzanine Loan Agreements
Mezzanine Loan LIBOR Floor	Mezzanine Loan Agreements
Mezzanine Loan LIBOR Cap Strike Rate	Mortgage Loan and Mezzanine Loans Interest Rate Cap Transaction Summary
Mezzanine Loan LIBOR Cap Expiration Date	Mortgage Loan and Mezzanine Loans Interest Rate Cap Transaction Summary
Mezzanine Loan LIBOR Cap Provider	Mortgage Loan and Mezzanine Loans Interest Rate Cap Transaction Summary
Mezzanine Loan LIBOR Cap Provider Rating (F/M/S)	Bloomberg Screenshot for LIBOR Cap Provider Rating

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for Properties where we received a seismic report Source Document.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to recalculate the average daily rate using the quotient of the rooms revenue and the occupied room nights, as shown on the applicable Source Document(s), of each Property.

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Document(s) for each of the indicated characteristics.

6.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the applicable Source Document(s) require the borrower(s) to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

8.	For the purpose of comparing the “Mezzanine Loan Original Balance” characteristic, the Depositor instructed us to use the sum of the original principal balances of the related Mezzanine Loans, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “Mezzanine Loan Spread” characteristic, the Depositor instructed us to use the weighted average of the spreads of the related Mezzanine Loans, as shown in the applicable Source Document(s).

10.	For the purpose of comparing the “Open Period Begin Date” and “Prepay Description” characteristics, the Depositor indicated that, in conjunction with a voluntary partial prepayment that exceeds the “Par Prepayment Amount,” as defined in the applicable Source Document(s), payment of a spread maintenance penalty is required to the extent such prepayment occurs on any “Payment Due Date” occurring prior to the “Spread Maintenance End Date,” as defined in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number No.
UW TAPE
OLD ANNEX
Property Name
Environmental Phase II Report Date
Monthly P&I Payment
Annual P&I Debt Service
Defeasance Lockout Expiration Date
Future Debt Description
Mezzanine Loan Monthly P&I Payment
Mezzanine Loan Annual P&I Payment
Sponsor
Administrative Fee Rate
LoanFlag
PropFlag

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.